Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	March 31, 2013	December 31, 2012
Product returns	$45.0	$46.0
Rebates, credits and discounts due to customers	12.2	10.3
Insurance	10.7	9.2
Taxes payable	9.5	8.7
Vacation pay	4.8	4.4
Interest	4.7	13.2
Salaries and wages	3.5	2.6
Bonuses and profit sharing	2.7	5.7
Professional fees	1.5	3.2
Other	12.1	12.2

	$106.7	$115.5